SHARE-BASED COMPENSATION - Summary of Share Options Activity (Detail) - Share options [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance | shares	2,295,633
Number of Share Options, Expired | shares	(198,411)
Number of Share Options, Ending Balance | shares	2,097,222
Number of Share Options, Fully vested and exercisable | shares	2,097,222
Weighted-Average Exercise Price, Beginning Balance | $ / shares	$ 5.72
Weighted-Average Exercise Price, expired | $ / shares	5.79
Weighted-Average Exercise Price, Ending Balance | $ / shares	5.71
Weighted-Average Exercise Price, Fully vested and exercisable | $ / shares	$ 5.71
Weighted-Average Remaining Contractual Term, Outstanding	3 years 7 months 17 days
Weighted-Average Remaining Contractual Term, Fully vested and exercisable	3 years 7 months 17 days
Aggregate Intrinsic Value, Outstanding | $	$ 0
Aggregate Intrinsic Value, Fully vested and exercisable | $	$ 0
2021 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance | shares	7,190,658
Number of Share Options, Granted | shares	1,566,207
Number of Share Options, Exercised | shares	(276,588)
Number of Share Options, Forfeited | shares	(1,714,788)
Number of Share Options, Ending Balance | shares	6,765,489
Number of Share Options, Fully vested and expected to vest | shares	6,765,489
Number of Share Options, Exercisable | shares	3,712,434
Weighted-Average Exercise Price, Beginning Balance | $ / shares	$ 2.52
Weighted-Average Exercise Price, Granted | $ / shares	1.78
Weighted-Average Exercise Price, Exercised | $ / shares	2.47
Weighted-Average Exercise Price, Forfeited | $ / shares	2.47
Weighted-Average Exercise Price, Ending Balance | $ / shares	2.36
Weighted-Average Exercise Price, Fully vested and expected to vest | $ / shares	2.36
Weighted-Average Exercise Price, Exercisable | $ / shares	$ 2.52
Weighted-Average Remaining Contractual Term, Outstanding	7 years 6 months 3 days
Weighted-Average Remaining Contractual Term, Fully vested and expected to vest	7 years 6 months 3 days
Weighted-Average Remaining Contractual Term, Exercisable	6 years 7 months 13 days
Aggregate Intrinsic Value, Outstanding | $	$ 1,358
Aggregate Intrinsic Value, Fully vested and expected to vest | $	1,358
Aggregate Intrinsic Value, Exercisable | $	$ 172